Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Assets Pledged as Collateral or for Security
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$2,627,606	$2,583,372	$84,369
Property, plant and equipment	105,237	67,958	2,219
Investment properties	20,196,582	18,915,931	617,764
Other financial assets (including current and non-current)	454,122	470,420	15,363

	$23,383,547	$22,037,681	$719,715